CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Accounts Receivable, allowance for doubtful accounts | $	$ 77		$ 97
Preferred shares par value | ₪ / shares		₪ 0.015		₪ 0.015
Ordinary shares, par value | ₪ / shares		0.015		0.015
Ordinary shares authorized	150,000,000		52,666,712
Ordinary shares issued	35,230,253		8,265,988
Ordinary shares outstanding	35,230,253		8,265,988
Series A preferred shares [Member]
Preferred shares par value | ₪ / shares		0.015		0.015
Preferred shares authorized	0		10,000,000
Preferred shares issued	0		7,592,803
Preferred shares outstanding | $	$ 0		$ 7,592,803
Series B preferred shares [Member]
Preferred shares par value | ₪ / shares		0.015		0.015
Preferred shares authorized	0		3,333,333
Preferred shares issued	0		2,668,333
Preferred shares outstanding | $	$ 0		$ 2,668,333
Series C preferred shares [Member]
Preferred shares par value | ₪ / shares		0.015		0.015
Preferred shares authorized	0		4,666,667
Preferred shares issued	0		4,621,592
Preferred shares outstanding | $	$ 0		$ 4,621,592
Series D Preferred Stock [Member]
Preferred shares par value | ₪ / shares		₪ 0.015		₪ 0.015
Preferred shares authorized	0		1,534,021
Preferred shares issued	0		1,534,021
Preferred shares outstanding | $	$ 0		$ 1,534,021